Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2022		5,935
Total net foreign currency translation adjustments	(743)
Total defined benefit pension adjustment	(1,151)
Total other comprehensive income / (loss), net		(1,894)
Accumulated other comprehensive income as at December 31, 2023		4,041
Total net foreign currency translation adjustments	315
Total defined benefit pension adjustment	(1,206)
Total other comprehensive income / (loss), net		(891)
Accumulated other comprehensive income as at December 31, 2024		3,150